Provisions - Additional Information (Details)	12 Months Ended
Dec. 31, 2020 ARS ($)
Provisions [abstract]
Estimate Of Undiscounted Claims That Arise From Contracts Contingnet Liabilities	$ 18,623
Estimated Actual ClaimsThat Arise From Contracts Results To Outflow Of Funds Contingent Liabilities	$ 2,566
Liabilities For Incurred Claims Arise That Arise From Contracts For Next Fiscal Year	12 months